Segment Information (Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales:
Net sales	¥ 3,401,487	¥ 3,800,271	¥ 3,727,252
Long-lived assets:
Long-lived assets	1,641,244	1,460,860	1,446,817
Japan
Long-lived assets:
Long-lived assets	1,163,374	937,716	950,719
Americas
Long-lived assets:
Long-lived assets	147,129	150,105	157,748
Europe
Long-lived assets:
Long-lived assets	166,734	183,451	127,700
Asia and Oceania
Long-lived assets:
Long-lived assets	164,007	189,588	210,650
Japan
Net sales:
Net sales	706,979	714,280	724,317
America
Net sales:
Net sales	963,544	1,144,422	1,036,500
Europe
Net sales:
Net sales	913,523	1,074,366	1,090,484
Asia and Oceania
Net sales:
Net sales	¥ 817,441	¥ 867,203	¥ 875,951